Note 15 - 401(k) Plan (Details) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	50.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	6.00%
Defined Contribution Plan, Cost Recognized		$ 0	$ 9,664